PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 20,746		$ 18,219	$ 26,219		$ 26,961	$ 34,070	$ 34,719
Other assets	5,777		5,925	5,143		5,215
TOTAL ASSETS	595,869		572,800	553,501		545,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	3,289		3,400	3,149		3,050
Total liabilities	529,392		507,551	486,981		473,532
Shareholders' equity:
Preferred stock - no par value: Authorized 500,000 shares, 11,000 shares issued and outstanding				4,000		11,000
Common stock and additional paid in capital - no par value Authorized 18,000,000 shares Issued and outstanding - 5,541,390 and 5,559,859 shares respectively	53,703		53,621	53,934		53,797
Retained earnings	12,325		11,412	8,156		6,727
Accumulated other comprehensive income	449		216	430		924
Total shareholders' equity	66,477	65,730	65,249	66,520	73,039	72,448	55,263	53,882
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	595,869		572,800	553,501		545,980
PARENT COMPANY
ASSETS
Cash and cash equivalents			1,301			12,943	4,301	5,354
Investment in subsidiaries			65,881			59,854
Other assets			567			117
TOTAL ASSETS			67,749			72,914
LIABILITIES AND SHAREHOLDERS' EQUITY
Line of Credit			2,000
Other liabilities			500			466
Total liabilities			2,500			466
Shareholders' equity:
Preferred stock - no par value: Authorized 500,000 shares, 11,000 shares issued and outstanding						11,000
Common stock and additional paid in capital - no par value Authorized 18,000,000 shares Issued and outstanding - 5,541,390 and 5,559,859 shares respectively			53,621			53,797
Retained earnings			11,412			6,727
Accumulated other comprehensive income			216			924
Total shareholders' equity			65,249			72,448
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 67,749			$ 72,914